Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 84,933	$ 173,608	$ 148,056	$ 60,971
Accounts receivable, net	44,365	114,325
Unbilled receivables	19,937	22,599
Inventories	32,721	51,162
Prepaid expenses and other current assets	14,807	13,662
Total current assets	196,763	375,356
Deferred income tax asset	0	8,604
Property, plant, equipment and seismic rental equipment, net	72,027	69,840
Multi-client data library, net	132,237	118,669
Investment in subsidiaries	0	0
Goodwill	26,274	27,388	55,876
Intangible assets, net	4,810	6,788
Intercompany receivables	0	0
Other assets	6,305	10,612
Total assets	438,416	617,257
Current liabilities:
Current maturities of long-term debt	7,912	7,649
Accounts payable	29,799	36,863
Accrued expenses	34,287	65,264
Accrued multi-client data library royalties	25,045	35,219
Deferred revenue	6,560	8,262
Total current liabilities	103,603	153,257
Long-term debt, net of current maturities	178,408	182,945
Intercompany payables	0	0
Other long-term liabilities	44,365	143,804
Total liabilities	326,376	480,006
Redeemable noncontrolling interest	0	1,539
Equity:
Common stock	107	110
Additional paid-in capital	894,715	889,284
Accumulated earnings (deficit)	(759,531)	(734,409)
Accumulated other comprehensive income (loss)	(14,781)	(12,807)
Due from ION Geophysical Corporation	0	0
Treasury stock	(8,551)	(6,565)
Total stockholders’ equity	111,959	135,613
Noncontrolling interests	81	99
Total equity	112,040	135,712	257,885	499,019
Total liabilities and equity	438,416	617,257
Reportable Legal Entities [Member] | ION Geophysical Corporation [Member]
Current assets:
Cash and cash equivalents	33,734	109,514	124,701	30,343
Accounts receivable, net	0	123
Unbilled receivables	0	0
Inventories	0	0
Prepaid expenses and other current assets	5,435	6,692
Total current assets	39,169	116,329
Deferred income tax asset	0	(7,852)
Property, plant, equipment and seismic rental equipment, net	4,521	6,412
Multi-client data library, net	0	0
Investment in subsidiaries	680,508	675,499
Goodwill	0	0
Intangible assets, net	0	0
Intercompany receivables	75,641	29,979
Other assets	5,052	10,191
Total assets	804,891	830,558
Current liabilities:
Current maturities of long-term debt	486	0
Accounts payable	2,086	4,308
Accrued expenses	11,199	3,904
Accrued multi-client data library royalties	0	0
Deferred revenue	0	0
Total current liabilities	13,771	8,212
Long-term debt, net of current maturities	175,000	175,000
Intercompany payables	503,621	509,124
Other long-term liabilities	540	2,609
Total liabilities	692,932	694,945
Redeemable noncontrolling interest	0	0
Equity:
Common stock	107	110
Additional paid-in capital	894,715	889,284
Accumulated earnings (deficit)	(759,531)	(734,409)
Accumulated other comprehensive income (loss)	(14,781)	(12,807)
Due from ION Geophysical Corporation	0	0
Treasury stock	(8,551)	(6,565)
Total stockholders’ equity	111,959	135,613
Noncontrolling interests	0	0
Total equity	111,959	135,613
Total liabilities and equity	804,891	830,558
Reportable Legal Entities [Member] | The Guarantors [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	35,133	49,892
Unbilled receivables	19,046	18,548
Inventories	10,939	4,013
Prepaid expenses and other current assets	1,458	2,697
Total current assets	66,576	75,150
Deferred income tax asset	0	6,675
Property, plant, equipment and seismic rental equipment, net	21,072	33,065
Multi-client data library, net	120,550	96,423
Investment in subsidiaries	243,319	278,294
Goodwill	0	0
Intangible assets, net	4,523	6,254
Intercompany receivables	0	0
Other assets	146	147
Total assets	456,186	496,008
Current liabilities:
Current maturities of long-term debt	6,856	6,965
Accounts payable	19,839	12,028
Accrued expenses	16,200	34,738
Accrued multi-client data library royalties	25,045	34,624
Deferred revenue	5,071	5,263
Total current liabilities	73,011	93,618
Long-term debt, net of current maturities	3,408	7,839
Intercompany payables	68,286	8,892
Other long-term liabilities	33,305	130,985
Total liabilities	178,010	241,334
Redeemable noncontrolling interest	0	0
Equity:
Common stock	290,460	290,460
Additional paid-in capital	180,700	180,700
Accumulated earnings (deficit)	231,208	208,846
Accumulated other comprehensive income (loss)	4,420	6,229
Due from ION Geophysical Corporation	(428,612)	(431,561)
Treasury stock	0	0
Total stockholders’ equity	278,176	254,674
Noncontrolling interests	0	0
Total equity	278,176	254,674
Total liabilities and equity	456,186	496,008
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Current assets:
Cash and cash equivalents	51,199	64,094	23,355	30,628
Accounts receivable, net	9,232	64,310
Unbilled receivables	891	4,051
Inventories	21,782	47,149
Prepaid expenses and other current assets	7,914	8,769
Total current assets	91,018	188,373
Deferred income tax asset	0	749
Property, plant, equipment and seismic rental equipment, net	46,434	30,363
Multi-client data library, net	11,687	22,246
Investment in subsidiaries	0	0
Goodwill	26,274	27,388
Intangible assets, net	287	534
Intercompany receivables	0	0
Other assets	1,107	274
Total assets	176,807	269,927
Current liabilities:
Current maturities of long-term debt	570	684
Accounts payable	7,874	20,527
Accrued expenses	6,888	21,807
Accrued multi-client data library royalties	0	595
Deferred revenue	1,489	2,999
Total current liabilities	16,821	46,612
Long-term debt, net of current maturities	0	106
Intercompany payables	7,355	21,087
Other long-term liabilities	10,520	10,489
Total liabilities	34,696	78,294
Redeemable noncontrolling interest	0	1,539
Equity:
Common stock	19,138	19,138
Additional paid-in capital	234,234	234,234
Accumulated earnings (deficit)	(21,729)	26,981
Accumulated other comprehensive income (loss)	(14,604)	(12,795)
Due from ION Geophysical Corporation	(75,009)	(77,563)
Treasury stock	0	0
Total stockholders’ equity	142,030	189,995
Noncontrolling interests	81	99
Total equity	142,111	190,094
Total liabilities and equity	176,807	269,927
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable, net	0	0
Unbilled receivables	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	(4,496)
Total current assets	0	(4,496)
Deferred income tax asset	0	9,032
Property, plant, equipment and seismic rental equipment, net	0	0
Multi-client data library, net	0	0
Investment in subsidiaries	(923,827)	(953,793)
Goodwill	0	0
Intangible assets, net	0	0
Intercompany receivables	(75,641)	(29,979)
Other assets	0	0
Total assets	(999,468)	(979,236)
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued expenses	0	4,815
Accrued multi-client data library royalties	0	0
Deferred revenue	0	0
Total current liabilities	0	4,815
Long-term debt, net of current maturities	0	0
Intercompany payables	(579,262)	(539,103)
Other long-term liabilities	0	(279)
Total liabilities	(579,262)	(534,567)
Redeemable noncontrolling interest	0	0
Equity:
Common stock	(309,598)	(309,598)
Additional paid-in capital	(414,934)	(414,934)
Accumulated earnings (deficit)	(209,479)	(235,827)
Accumulated other comprehensive income (loss)	10,184	6,566
Due from ION Geophysical Corporation	503,621	509,124
Treasury stock	0	0
Total stockholders’ equity	(420,206)	(444,669)
Noncontrolling interests	0	0
Total equity	(420,206)	(444,669)
Total liabilities and equity	$ (999,468)	$ (979,236)